Summary of Significant Accounting Policies (Details) - Schedule of the Common Stock Subject to Possible Redemption Reflected in the Balance Sheet Is Reconciled - Common Stock [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Gross proceeds				$ 100,000,000
Less:
Proceeds allocated to Public Warrants				(11,900,000)
Common Stock issuance costs				(5,322,219)
Plus: Remeasurement of carrying value to redemption value	$ 145,252	$ 515,846	$ 998,892	18,722,219
Common Stock subject to possible redemption	$ 6,194,997	6,049,745	10,489,562	$ 101,500,000
Less:
Redemption of Common Stock		$ (4,955,663)	(57,810,572)
Common Stock redemption payable			$ (34,198,758)